Income Taxes - Schedule of Loss Reconciliation to Estimated Taxable Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Book loss	$ (6,867,799)	$ (4,515)
Warrant expense	6,584,280
Estimate of taxable income	$ (283,518)	$ (4,515)